Senior Secured and Convertible Notes Payable (Detail) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Senior Notes LineI tems [Line Items]
Deferred financing costs	$ 586,924	$ 342,631
Accumulated amortization	(344,773)	(89,377)
Net deferred financing costs	$ 242,151	$ 253,254